UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALITY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

		Number of Shares	Value

COMMON STOCK	97.9%
AUSTRALIA	8.3%
DIVERSIFIED	2.7%
GPT Group		26,000	$91,076
Mirvac Group		9,000	31,794
Stockland		8,500	46,879
			169,749
INDUSTRIAL	0.8%
ING Industrial Fund		10,824	19,039
Macquarie Goodman Group		6,311	30,667
			49,706
OFFICE	1.0%
ING Office Fund		25,345	29,562
Tishman Speyer Office Fund		18,000	31,929
			61,491
SHOPPING CENTER	3.8%
Westfield Group		17,000	238,451
TOTAL AUSTRALIA			519,397
AUSTRIA	0.4%
DIVERSIFIED	0.4%
Immofinanz Immobilien Anlagen AG		2,351	28,321
CANADA	3.2%
OFFICE	2.7%
Brookfield Properties Corp.		4,860	171,655
SHOPPING CENTER	0.5%
Primaris Retail REIT		1,900	30,937
TOTAL CANADA			202,592

		Number of Shares	Value

FINLAND	0.8%
DIVERSIFIED	0.8%
Citycon Oyj		9,350	$49,204
FRANCE	2.8%
DIVERSIFIED	2.3%
Fonciere des Regions		215	32,361
Societe Immobiliere de Location pour L’Industrie et le Commerce (Silic)		111	15,061
Unibail		461	96,864
			144,286
INDUSTRIAL	0.5%
Klepierre		197	29,502
TOTAL FRANCE			173,788

GERMANY	3.5%
APARTMENT	1.7%
Deutsche Wohnen AG		515	31,215
Patrizia Immobilien AG		2,820	75,380
			106,595
DIVERSIFIED	1.5%
IVG Immobilien AG		2,665	96,447

SHOPPING CENTER	0.3%
Deutsche Euroshop AG		221	15,321
TOTAL GERMANY			218,363
HONG KONG	12.4%
DIVERSIFIED	9.4%
Cheung Kong Holdings Ltd.		4,000	42,949
Great Eagle Holdings Ltd.		23,039	83,986
Hang Lung Properties Ltd.		14,000	29,867
Henderson Land Development Company Ltd.		19,000	106,820
Hysan Development Company Ltd.		43,000	110,278
Sun Hung Kai Properties Ltd.		14,000	152,657
Wharf Holdings Ltd.		18,000	61,921
			588,478

		Number of Shares	Value

OFFICE	2.5%
Hongkong Land Holdings Ltd. (USD)		40,000	$155,200
SHOPPING CENTER	0.5%
Link REIT		14,495	30,179
TOTAL HONG KONG			773,857
ITALY	0.5%
DIVERSIFIED	0.5%
Beni Stabili S.p.A.		30,107	33,596
JAPAN	10.3%
DIVERSIFIED	9.5%
Kenedix Realty Investment Corp.		5	25,947
Mitsubishi Estate Co., Ltd.		12,000	262,095
Mitsui Fudosan Co., Ltd.		10,000	227,302
NTT Urban Development Corp.		10	79,915
			595,259
SHOPPING CENTER	0.8%
AEON Mall Co., Ltd.		500	26,413
Japan Retail Fund Investment Corp.		3	22,095
			48,508
TOTAL JAPAN			643,767
NETHERLANDS	3.3%
INDUSTRIAL	0.4%
ProLogis European Properties		1,205	22,462
OFFICE	0.4%
VastNed Offices/Industrial NV		761	26,923
SHOPPING CENTER	2.5%
Corio NV		881	64,180
Rodamco Europe NV		669	77,919
VastNed Retail NV		180	14,768
			156,867
TOTAL NETHERLANDS			206,252

		Number of Shares	Value

SINGAPORE	1.2%
DIVERSIFIED	0.9%
CapitaLand Ltd.		10,000	$31,796
Singapore Land Ltd.		5,000	24,713
			56,509
OFFICE	0.3%
Capitacommercial Trust		12,000	16,697
			73,206
SPAIN	0.3%
DIVERSIFIED	0.3%
Riofisa SA		613	22,115
SWEDEN	1.8%
DIVERSIFIED	1.8%
Fabege AB		3,647	80,622
Kungsleden AB		2,740	31,221
			111,843
SWITZERLAND	0.5%
DIVERSIFIED	0.5%
PSP Swiss Property AG		594	30,164
UNITED KINGDOM	12.0%
DIVERSIFIED	8.7%
British Land Co., PLC		8,334	212,841
Hammerson PLC		3,173	77,946
Helical Bar PLC		3,953	30,346
Land Securities Group PLC		5,216	192,198
Quintain Estates & Development PLC		2,418	31,691
			545,022
INDUSTRIAL	1.7%
Slough Estates PLC		8,589	106,943
OFFICE	0.7%
Great Portland Estates PLC		4,006	45,379
SHOPPING CENTER	0.9%
Liberty International PLC		2,462	56,469
TOTAL UNITED KINGDOM			753,813

		Number of Shares	Value

UNITED STATES	36.6%
DIVERSIFIED	2.4%
Vornado Realty Trust		1,400	$152,600
HOTEL	4.6%
Hilton Hotels Corp.		3,400	94,690
Host Hotels & Resorts		4,561	104,583
Starwood Hotels & Resorts Worldwide		1,500	85,785
			285,058
INDUSTRIAL	1.7%
AMB Property Corp.		1,900	104,709
OFFICE	9.8%
Alexandria Real Estate Equities		650	60,970
Boston Properties		1,800	186,012
Equity Office Properties Trust		6,455	256,651
Forest City Enterprises		900	48,870
Kilroy Realty Corp.		800	60,272
			612,775
OFFICE/INDUSTRIAL	2.0%
Liberty Property Trust		2,600	124,254
RESIDENTIAL—APARTMENT	10.7%
Archstone-Smith Trust		2,300	125,212
AvalonBay Communities		1,550	186,620
BRE Properties		1,600	95,568
Equity Residential		3,800	192,204
Essex Property Trust		600	72,840
			672,444
SHOPPING CENTER	5.4%
COMMUNITY CENTER	1.3%
Federal Realty Investment Trust		800	59,440
Tanger Factory Outlet Centers		590	21,016
			80,456

		Number of Shares	Value

REGIONAL MALL	4.1%
Macerich Co.		800	$61,088
Simon Property Group		1,500	135,930
Taubman Centers		1,400	62,188
			259,206
TOTAL SHOPPING CENTER			339,662
TOTAL UNITED STATES			2,291,502
TOTAL COMMON STOCK (Identified cost—$6,012,000)			6,131,780

		Principal Amount

COMMERCIAL PAPER	17.0%
San Paolo U.S. Finance Co., 4.15%, due 10/2/06 (Identified cost—$1,061,878)		$1,062,000	1,061,878
TOTAL INVESTMENTS (Identified cost—$7,073,878)	114.9%		7,193,658

LIABILITIES IN EXCESS OF OTHER ASSETS	(14.9)%		(931,730)
NET ASSETS (Equivalent to $26.16 per share based on 239,382 shares of capital stock outstanding)	100.0%		$ 6,261,928

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ Jay J. Chen
	Name: Adam M. Derechin			Name: Jay J. Chen
	Title:	President and principal		Title:	Treasurer and principal
		executive officer			financial officer

Date: November 28, 2006